Issued Capital and Equity Incentive Plan - Summary of Changes to Stock Options Outstanding (Details) shares in Thousands		9 Months Ended	12 Months Ended
	Jan. 24, 2018 shares	Sep. 30, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Changes To Stock Options Outstanding [Abstract]
Number of Options, Balance Outstanding | shares		5,306	3,424
Stock options granted | shares	90	90	3,085
Number of Options, Exercised | shares		(109)	(1,073)
Number of Options, Forfeited | shares			(130)
Number of Options, Balance Outstanding | shares		5,287	5,306
Weighted Average Exercise Price, Balance Outstanding | $		$ 4.85	$ 2.15
Weighted Average Exercise Price, Granted | $		9.54	7.01
Weighted Average Exercise Price, Exercised | $		4.92	2.22
Weighted Average Exercise Price, Forfeited | $			5.20
Weighted Average Exercise Price, Balance Outstanding | $		$ 5.00	$ 4.85